Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 197,014,250.12
Previously Paid Amount	54,321.94
Total Fee Amount	30,162.88
Total Offset Amount
Net Fee	$ (0)